Muzinich Flexible U.S. High Yield Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)

CORPORATE BONDS - 93.8%		Par	Value
Aerospace/Defense - 2.1%
Bombardier, Inc.
7.25%, 07/01/2031 (a)		$150,000	$158,907
7.00%, 06/01/2032 (a)		125,000	130,955
Spirit AeroSystems, Inc., 9.38%, 11/30/2029 (a)		250,000	263,571
TransDigm, Inc.
6.38%, 03/01/2029 (a)		125,000	127,948
7.13%, 12/01/2031 (a)		125,000	130,437
6.63%, 03/01/2032 (a)		125,000	128,833
6.00%, 01/15/2033 (a)		375,000	379,450
6.38%, 05/31/2033 (a)		200,000	202,542
			1,522,643

Airlines - 1.7%
Air Canada, 3.88%, 08/15/2026 (a)		400,000	396,732
American Airlines, Inc., 8.50%, 05/15/2029 (a)		125,000	130,472
OneSky Flight LLC, 8.88%, 12/15/2029 (a)		400,000	420,867
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 7.88%, 05/01/2027 (a)		300,000	304,777
			1,252,848

Automotive & Auto Parts - 3.3%
Adient Global Holdings Ltd., 7.50%, 02/15/2033 (a)		175,000	181,191
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032 (a)		50,000	49,924
7.75%, 10/15/2033 (a)		50,000	50,402
Dana, Inc., 4.50%, 02/15/2032		150,000	147,813
Ford Motor Credit Co. LLC, 5.92%, 03/20/2028		400,000	407,003
Goodyear Tire & Rubber Co., 5.25%, 07/15/2031		225,000	211,519
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/2029 (a)		250,000	249,561
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/2028 (a)		200,000	187,812
6.13%, 09/30/2030 (a)		125,000	125,045
Nissan Motor Co. Ltd., 4.81%, 09/17/2030 (a)		200,000	188,177
Phinia, Inc.
6.75%, 04/15/2029 (a)		75,000	77,452
6.63%, 10/15/2032 (a)		150,000	154,714
Tenneco, Inc., 8.00%, 11/17/2028 (a)		175,000	175,445
ZF North America Capital, Inc., 7.50%, 03/24/2031 (a)		150,000	149,039
			2,355,097

Broadcasting - 3.2%
Gray Media, Inc.
10.50%, 07/15/2029 (a)		125,000	135,160
5.38%, 11/15/2031 (a)		125,000	93,666
9.63%, 07/15/2032 (a)		75,000	76,683
Nexstar Media, Inc.
5.63%, 07/15/2027 (a)		325,000	324,840
4.75%, 11/01/2028 (a)		125,000	122,110
Sinclair Television Group, Inc., 8.13%, 02/15/2033 (a)		300,000	308,789
Sirius XM Radio LLC, 4.00%, 07/15/2028 (a)		275,000	265,758
TEGNA, Inc., 4.63%, 03/15/2028		193,000	190,834
Univision Communications, Inc.
8.00%, 08/15/2028 (a)		250,000	259,219
4.50%, 05/01/2029 (a)		150,000	141,663
Warnermedia Holdings, Inc.
4.05%, 03/15/2029		125,000	120,573
5.05%, 03/15/2042		375,000	299,297
			2,338,592

Building Materials - 1.6%
Builders FirstSource, Inc.
6.38%, 03/01/2034 (a)		175,000	180,489
6.75%, 05/15/2035 (a)		25,000	26,134
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (a)		100,000	97,645
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028 (a)		400,000	396,585
Park River Holdings, Inc., 8.00%, 03/15/2031 (a)		50,000	50,714
Quikrete Holdings, Inc., 6.75%, 03/01/2033 (a)		50,000	51,997
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)		125,000	128,406
Standard Industries, Inc./NY
4.38%, 07/15/2030 (a)		200,000	191,874
3.38%, 01/15/2031 (a)		75,000	67,966
			1,191,810

Cable/Satellite TV - 3.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029 (a)		500,000	497,037
4.75%, 03/01/2030 (a)		250,000	240,138
4.25%, 02/01/2031 (a)		500,000	460,917
4.25%, 01/15/2034 (a)		225,000	194,512
Directv Financing LLC, 8.88%, 02/01/2030 (a)		125,000	123,617
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)		195,000	194,938
DISH Network Corp., 11.75%, 11/15/2027 (a)		350,000	370,670
Midcontinent Communications, 8.00%, 08/15/2032 (a)		375,000	386,800
			2,468,629

Capital Goods - 2.5%
Amsted Industries, Inc., 6.38%, 03/15/2033 (a)		75,000	77,042
Calderys Financing LLC, 11.25%, 06/01/2028 (a)		250,000	265,418
Chart Industries, Inc.
7.50%, 01/01/2030 (a)		125,000	130,236
9.50%, 01/01/2031 (a)		125,000	134,031
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030 (a)		125,000	128,621
6.75%, 07/15/2031 (a)		50,000	51,980
Hillenbrand, Inc., 6.25%, 02/15/2029		250,000	256,625
JB Poindexter & Co., Inc., 8.75%, 12/15/2031 (a)		275,000	288,321
Patrick Industries, Inc., 6.38%, 11/01/2032 (a)		175,000	177,677
Terex Corp., 6.25%, 10/15/2032 (a)		300,000	305,857
			1,815,808

Chemicals - 2.0%
Compass Minerals International, Inc., 8.00%, 07/01/2030 (a)		125,000	130,738
NOVA Chemicals Corp., 4.25%, 05/15/2029 (a)		25,000	24,229
Olin Corp., 6.63%, 04/01/2033 (a)		150,000	150,971
Olympus Water US Holding Corp.
9.75%, 11/15/2028 (a)		200,000	210,025
7.25%, 02/15/2033 (a)		200,000	200,176
SCIH Salt Holdings, Inc., 4.88%, 05/01/2028 (a)		300,000	293,470
WR Grace Holdings LLC
4.88%, 06/15/2027 (a)		17,000	16,913
5.63%, 08/15/2029 (a)		225,000	209,266
6.63%, 08/15/2032 (a)		200,000	197,802
			1,433,590

Consumer-Products - 1.2%
Central Garden & Pet Co.
4.13%, 10/15/2030		125,000	118,914
4.13%, 04/30/2031 (a)		25,000	23,357
Energizer Holdings, Inc.
4.75%, 06/15/2028 (a)		200,000	196,745
4.38%, 03/31/2029 (a)		50,000	48,022
6.00%, 09/15/2033 (a)		150,000	146,624
Masterbrand, Inc., 7.00%, 07/15/2032 (a)		200,000	206,969
Newell Brands, Inc., 6.63%, 05/15/2032		150,000	147,876
			888,507

Containers - 2.0%
Ball Corp., 6.00%, 06/15/2029		150,000	153,737
Canpack SA / Canpack US LLC, 3.88%, 11/15/2029 (a)		500,000	469,609
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027 (a)		50,000	50,555
9.25%, 04/15/2027 (a)		250,000	250,797
OI European Group BV, 4.75%, 02/15/2030 (a)		100,000	95,545
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (a)		150,000	152,996
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, 9.50%, 05/15/2030 (a)		150,000	147,599
Veritiv Operating Co., 10.50%, 11/30/2030 (a)		150,000	161,477
			1,482,315

Diversified Financial Services - 8.7%
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/01/2029 (a)		500,000	522,225
Azorra Finance Ltd.
7.75%, 04/15/2030 (a)		225,000	237,233
7.25%, 01/15/2031 (a)		250,000	260,936
Block, Inc.
5.63%, 08/15/2030 (a)		250,000	253,470
6.50%, 05/15/2032		125,000	129,476
Bread Financial Holdings, Inc., 9.75%, 03/15/2029 (a)		225,000	240,339
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)		200,000	200,523
7.50%, 07/15/2033 (a)		200,000	203,770
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032 (a)		275,000	282,045
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030 (a)		175,000	175,833
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)		100,000	104,055
Freedom Mortgage Corp., 6.63%, 01/15/2027 (a)		150,000	149,759
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032 (a)		75,000	78,674
FTAI Aviation Investors LLC
7.88%, 12/01/2030 (a)		100,000	106,345
7.00%, 05/01/2031 (a)		75,000	78,562
7.00%, 06/15/2032 (a)		75,000	78,552
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)		350,000	362,063
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 9.00%, 06/15/2030		75,000	72,414
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 08/15/2028 (a)		200,000	193,436
Nationstar Mortgage Holdings, Inc., 5.00%, 02/01/2026 (a)		475,000	475,000
OneMain Finance Corp.
3.50%, 01/15/2027		125,000	122,687
3.88%, 09/15/2028		250,000	240,485
7.88%, 03/15/2030		150,000	158,855
PennyMac Financial Services, Inc.
7.88%, 12/15/2029 (a)		75,000	79,649
6.88%, 02/15/2033 (a)		225,000	232,623
6.75%, 02/15/2034 (a)		50,000	51,053
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030 (a)		250,000	266,251
PRA Group, Inc.
8.38%, 02/01/2028 (a)		225,000	230,312
5.00%, 10/01/2029 (a)		50,000	46,600
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029 (a)		175,000	185,067
Rocket Cos., Inc.
6.13%, 08/01/2030 (a)		50,000	51,474
6.38%, 08/01/2033 (a)		100,000	103,423
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032 (a)		225,000	232,792
United Wholesale Mortgage LLC, 5.75%, 06/15/2027 (a)		125,000	124,994
			6,330,975

Diversified Media - 1.3%
Arches Buyer, Inc., 4.25%, 06/01/2028 (a)		250,000	245,189
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/2030 (a)		150,000	157,608
7.13%, 02/15/2031 (a)		200,000	206,962
Match Group Holdings II LLC, 5.00%, 12/15/2027 (a)		200,000	199,598
Snap, Inc.
6.88%, 03/01/2033 (a)		50,000	51,160
6.88%, 03/15/2034 (a)		100,000	101,570
			962,087

Energy - 7.6%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.88%, 06/30/2029 (a)		150,000	149,818
6.63%, 10/15/2032 (a)		175,000	178,749
Buckeye Partners LP, 6.75%, 02/01/2030 (a)		75,000	77,959
Crescent Energy Finance LLC, 7.38%, 01/15/2033 (a)		100,000	97,518
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.13%, 06/01/2028 (a)		25,000	25,108
8.63%, 03/15/2029 (a)		125,000	130,551
EQT Corp.
7.50%, 06/01/2027		50,000	50,974
7.50%, 06/01/2030		75,000	82,789
4.75%, 01/15/2031		75,000	74,905
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)		75,000	77,103
Harvest Midstream I LP, 7.50%, 09/01/2028 (a)		525,000	531,103
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/2031 (a)		225,000	217,525
Northern Oil & Gas, Inc., 7.88%, 10/15/2033 (a)		225,000	224,233
Rockies Express Pipeline LLC
6.75%, 03/15/2033 (a)		50,000	52,255
6.88%, 04/15/2040 (a)		300,000	308,909
Sunoco LP, 5.88%, 03/15/2034 (a)		250,000	247,998
Sunoco LP / Sunoco Finance Corp., 4.50%, 05/15/2029		150,000	146,499
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
7.38%, 02/15/2029 (a)		175,000	180,349
6.00%, 12/31/2030 (a)		600,000	593,178
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (a)		125,000	119,955
4.13%, 08/15/2031 (a)		275,000	259,756
3.88%, 11/01/2033 (a)		125,000	112,642
Venture Global LNG, Inc.
8.13%, 06/01/2028 (a)		150,000	155,362
9.50%, 02/01/2029 (a)		250,000	275,579
8.38%, 06/01/2031 (a)		250,000	262,587
Venture Global Plaquemines LNG LLC, 6.75%, 01/15/2036 (a)		550,000	584,542
Vital Energy, Inc., 9.75%, 10/15/2030		250,000	261,239
			5,479,185

Environmental - 0.2%
Waste Pro USA, Inc., 7.00%, 02/01/2033 (a)		150,000	155,727

Food & Drug Retail - 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028 (a)		150,000	152,596
3.50%, 03/15/2029 (a)		250,000	237,281
4.88%, 02/15/2030 (a)		25,000	24,604
			414,481

Food/Beverage/Tobacco - 1.7%
Chobani Holdco II LLC, 8.75% (or 9.50% PIK), 10/01/2029 (a)		104,195	110,739
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)		375,000	395,022
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028 (a)		150,000	149,505
Performance Food Group, Inc.
4.25%, 08/01/2029 (a)		150,000	145,868
6.13%, 09/15/2032 (a)		75,000	76,916
Post Holdings, Inc.
4.63%, 04/15/2030 (a)		125,000	120,651
6.25%, 10/15/2034 (a)		100,000	101,059
US Foods, Inc., 5.75%, 04/15/2033 (a)		125,000	125,999
			1,225,759

Gaming - 3.2%
Boyd Gaming Corp., 4.75%, 06/15/2031 (a)		250,000	241,248
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)		225,000	215,332
6.50%, 02/15/2032 (a)		175,000	178,611
Churchill Downs, Inc.
5.50%, 04/01/2027 (a)		150,000	149,841
4.75%, 01/15/2028 (a)		150,000	148,108
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/2029 (a)		125,000	123,675
Light & Wonder International, Inc.
7.25%, 11/15/2029 (a)		175,000	179,709
7.50%, 09/01/2031 (a)		150,000	156,213
6.25%, 10/01/2033 (a)		150,000	150,356
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc., 8.00%, 08/01/2030 (a)		125,000	124,311
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033 (a)		200,000	202,789
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/2030 (a)		50,000	50,443
Station Casinos LLC
4.50%, 02/15/2028 (a)		150,000	147,582
4.63%, 12/01/2031 (a)		250,000	236,032
			2,304,250

Healthcare - 6.9%
AdaptHealth LLC
6.13%, 08/01/2028 (a)		375,000	374,348
5.13%, 03/01/2030 (a)		25,000	23,864
Bausch + Lomb Corp., 8.38%, 10/01/2028 (a)		225,000	234,773
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027 (a)		125,000	124,151
5.25%, 05/15/2030 (a)		125,000	113,046
DaVita, Inc.
3.75%, 02/15/2031 (a)		150,000	137,538
6.88%, 09/01/2032 (a)		150,000	155,063
Embecta Corp., 5.00%, 02/15/2030 (a)		400,000	379,159
Endo Finance Holdings, Inc., 8.50%, 04/15/2031 (a)		50,000	53,699
LifePoint Health, Inc.
5.38%, 01/15/2029 (a)		200,000	190,686
8.38%, 02/15/2032 (a)		100,000	106,666
Medline Borrower LP
3.88%, 04/01/2029 (a)		250,000	241,124
5.25%, 10/01/2029 (a)		150,000	148,802
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028 (a)		200,000	193,335
Owens & Minor, Inc., 4.50%, 03/31/2029 (a)		175,000	140,786
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032		500,000	503,350
Prestige Brands, Inc., 3.75%, 04/01/2031 (a)		175,000	161,330
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)		450,000	468,463
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)		175,000	180,291
Star Parent, Inc., 9.00%, 10/01/2030 (a)		175,000	185,206
Tenet Healthcare Corp.
5.13%, 11/01/2027		250,000	249,621
4.25%, 06/01/2029		250,000	244,301
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (a)		350,000	358,453
			4,968,055

Homebuilders/Real Estate - 9.5%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/2029 (a)		275,000	264,446
Arbor Realty SR, Inc., 7.88%, 07/15/2030 (a)		200,000	210,371
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/2027 (a)		200,000	195,396
7.75%, 12/01/2029 (a)		50,000	52,792
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 6.25%, 09/15/2027 (a)		250,000	249,584
Century Communities, Inc., 6.63%, 09/15/2033 (a)		425,000	429,107
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (a)		25,000	25,251
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (a)		400,000	393,023
Iron Mountain, Inc.
5.25%, 07/15/2030 (a)		250,000	247,371
4.50%, 02/15/2031 (a)		250,000	238,873
6.25%, 01/15/2033 (a)		75,000	76,569
Kennedy-Wilson, Inc.
4.75%, 02/01/2030		200,000	186,926
5.00%, 03/01/2031		400,000	372,337
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 7.00%, 07/15/2031 (a)		250,000	262,178
MasTec, Inc., 6.63%, 08/15/2029 (a)		75,000	75,321
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.88%, 10/01/2028 (a)		425,000	424,557
RHP Hotel Properties LP / RHP Finance Corp.
4.50%, 02/15/2029 (a)		25,000	24,536
6.50%, 04/01/2032 (a)		175,000	180,059
RLJ Lodging Trust LP, 3.75%, 07/01/2026 (a)		350,000	346,779
Service Properties Trust
4.95%, 02/15/2027		250,000	249,681
5.50%, 12/15/2027		125,000	122,802
4.95%, 10/01/2029		375,000	330,953
4.38%, 02/15/2030		250,000	213,020
Star Holding LLC, 8.75%, 08/01/2031 (a)		225,000	223,503
Starwood Property Trust, Inc.
3.63%, 07/15/2026 (a)		125,000	123,673
4.38%, 01/15/2027 (a)		125,000	124,038
7.25%, 04/01/2029 (a)		125,000	131,528
TopBuild Corp., 5.63%, 01/31/2034 (a)		50,000	49,917
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
10.50%, 02/15/2028 (a)		219,000	230,788
6.50%, 02/15/2029 (a)		250,000	234,987
Windstream Services LLC, 7.50%, 10/15/2033 (a)		275,000	275,180
XHR LP, 6.63%, 05/15/2030 (a)		275,000	282,898
			6,848,444

Hotels - 0.5%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/2029 (a)		25,000	24,047
4.88%, 07/01/2031 (a)		175,000	162,666
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/2028 (a)		150,000	146,540
			333,253

Insurance - 1.8%
Acrisure LLC / Acrisure Finance, Inc.
4.25%, 02/15/2029 (a)		300,000	289,304
7.50%, 11/06/2030 (a)		225,000	234,581
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028 (a)		250,000	254,582
7.00%, 01/15/2031 (a)		250,000	258,482
6.50%, 10/01/2031 (a)		25,000	25,592
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031 (a)		250,000	259,755
			1,322,296

Leisure - 1.7%
Carnival Corp.
5.13%, 05/01/2029 (a)		50,000	50,000
6.13%, 02/15/2033 (a)		250,000	256,408
NCL Corp. Ltd.
5.88%, 01/15/2031 (a)		225,000	225,080
6.75%, 02/01/2032 (a)		150,000	154,310
Sabre GLBL, Inc., 11.13%, 07/15/2030 (a)		150,000	145,455
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (a)		100,000	100,093
Vail Resorts, Inc., 5.63%, 07/15/2030 (a)		300,000	302,062
			1,233,408

Metals/Mining - 3.9%
Alcoa Nederland Holding BV, 7.13%, 03/15/2031 (a)		250,000	262,929
Capstone Copper Corp., 6.75%, 03/31/2033 (a)		325,000	335,031
Constellium SE, 5.63%, 06/15/2028 (a)		275,000	274,797
ERO Copper Corp., 6.50%, 02/15/2030 (a)		400,000	399,500
Kaiser Aluminum Corp.
4.63%, 03/01/2028 (a)		300,000	297,497
4.50%, 06/01/2031 (a)		400,000	377,356
Mineral Resources Ltd.
8.13%, 05/01/2027 (a)		50,000	50,029
9.25%, 10/01/2028 (a)		250,000	262,252
8.50%, 05/01/2030 (a)		150,000	156,144
7.00%, 04/01/2031 (a)		50,000	50,631
Novelis Corp., 4.75%, 01/30/2030 (a)		375,000	362,112
			2,828,278

Publishing/Printing - 0.8%
Cimpress PLC, 7.38%, 09/15/2032 (a)		475,000	474,964
McGraw-Hill Education, Inc., 7.38%, 09/01/2031 (a)		100,000	103,980
			578,944

Restaurants - 0.5%
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/2030 (a)		200,000	188,646
Yum! Brands, Inc., 5.38%, 04/01/2032		150,000	150,813
			339,459

Services - 6.0%
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)		375,000	393,580
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/2028 (a)		200,000	196,225
Beacon Mobility Corp., 7.25%, 08/01/2030 (a)		225,000	234,085
Brink's Co., 6.75%, 06/15/2032 (a)		250,000	260,229
Clarivate Science Holdings Corp.
3.88%, 07/01/2028 (a)		100,000	96,327
4.88%, 07/01/2029 (a)		200,000	189,186
Garda World Security Corp.
4.63%, 02/15/2027 (a)		275,000	273,164
8.25%, 08/01/2032 (a)		325,000	337,150
Herc Holdings, Inc., 7.25%, 06/15/2033 (a)		150,000	156,703
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/2028 (a)		275,000	291,647
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (a)		250,000	245,400
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/2027 (a)		200,000	194,701
RB Global Holdings, Inc.
6.75%, 03/15/2028 (a)		150,000	153,443
7.75%, 03/15/2031 (a)		125,000	130,896
TriNet Group, Inc.
3.50%, 03/01/2029 (a)		250,000	234,045
7.13%, 08/15/2031 (a)		125,000	129,226
United Rentals North America, Inc., 3.75%, 01/15/2032		225,000	208,595
WESCO Distribution, Inc.
7.25%, 06/15/2028 (a)		125,000	126,732
6.38%, 03/15/2029 (a)		125,000	128,852
6.63%, 03/15/2032 (a)		150,000	156,071
6.38%, 03/15/2033 (a)		50,000	51,867
Williams Scotsman, Inc., 6.63%, 06/15/2029 (a)		150,000	153,569
			4,341,693

Steel - 0.3%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029 (a)		100,000	96,417
6.88%, 11/01/2029 (a)		125,000	127,487
7.50%, 09/15/2031 (a)		25,000	25,778
			249,682

Super Retail - 2.6%
Champ Acquisition Corp., 8.38%, 12/01/2031 (a)		175,000	186,433
Magnera Corp.
4.75%, 11/15/2029 (a)		300,000	265,810
7.25%, 11/15/2031 (a)		400,000	376,696
Rakuten Group, Inc., 9.75%, 04/15/2029 (a)		300,000	337,686
Upbound Group, Inc., 6.38%, 02/15/2029 (a)		175,000	172,945
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (a)		300,000	314,969
William Carter Co., 5.63%, 03/15/2027 (a)		225,000	225,188
			1,879,727

Technology - 6.6%
Cloud Software Group, Inc.
6.50%, 03/31/2029 (a)		25,000	25,246
9.00%, 09/30/2029 (a)		300,000	310,591
8.25%, 06/30/2032 (a)		375,000	398,354
CoreWeave, Inc.
9.25%, 06/01/2030 (a)		150,000	155,121
9.00%, 02/01/2031 (a)		100,000	102,548
Dye & Durham Ltd., 8.63%, 04/15/2029 (a)		175,000	173,201
Entegris, Inc.
3.63%, 05/01/2029 (a)		25,000	23,790
5.95%, 06/15/2030 (a)		250,000	253,862
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (a)		225,000	235,889
Gen Digital, Inc.
6.75%, 09/30/2027 (a)		250,000	254,011
6.25%, 04/01/2033 (a)		50,000	51,169
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.25%, 12/01/2027 (a)		100,000	99,940
3.50%, 03/01/2029 (a)		100,000	94,878
Kioxia Holdings Corp., 6.25%, 07/24/2030 (a)		400,000	408,359
NCR Voyix Corp., 5.00%, 10/01/2028 (a)		75,000	74,146
Open Text Corp., 3.88%, 02/15/2028 (a)		300,000	292,184
Open Text Holdings, Inc., 4.13%, 12/01/2031 (a)		125,000	115,717
Rocket Software, Inc.
9.00%, 11/28/2028 (a)		475,000	490,300
6.50%, 02/15/2029 (a)		500,000	487,525
Seagate Data Storage Technology Pte Ltd.
8.25%, 12/15/2029 (a)		200,000	212,220
8.50%, 07/15/2031 (a)		125,000	132,644
Viavi Solutions, Inc., 3.75%, 10/01/2029 (a)		200,000	189,240
Ziff Davis, Inc., 4.63%, 10/15/2030 (a)		225,000	212,291
			4,793,226

Telecommunications - 4.3%
Cogent Communications Group LLC / Cogent Finance, Inc., 7.00%, 06/15/2027 (a)		275,000	274,637
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)		225,000	236,528
EchoStar Corp.
10.75%, 11/30/2029		500,000	551,015
6.75% (or 6.75% PIK), 11/30/2030		181,497	187,482
Frontier Communications Holdings LLC, 6.00%, 01/15/2030 (a)		300,000	303,790
GCI LLC, 4.75%, 10/15/2028 (a)		550,000	534,943
Level 3 Financing, Inc., 7.00%, 03/31/2034 (a)		75,000	76,519
Maya SAS/Paris France, 7.00%, 04/15/2032 (a)		275,000	280,781
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029 (a)		200,000	197,954
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (a)		300,000	310,990
Zayo Group Holdings, Inc., 9.25% (or 9.25% PIK), 03/09/2030 (a)		184,346	176,281
			3,130,920

Utilities - 2.1%
Alpha Generation LLC, 6.75%, 10/15/2032 (a)		200,000	206,738
Calpine Corp.
4.63%, 02/01/2029 (a)		150,000	148,702
5.00%, 02/01/2031 (a)		125,000	124,709
Clearway Energy Operating LLC
3.75%, 02/15/2031 (a)		250,000	229,676
3.75%, 01/15/2032 (a)		25,000	22,464
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033 (a)		125,000	126,113
Lightning Power LLC, 7.25%, 08/15/2032 (a)		150,000	158,932
Vistra Operations Co. LLC, 6.88%, 04/15/2032 (a)		250,000	261,602
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/2031 (a)		200,000	209,707
			1,488,643
TOTAL CORPORATE BONDS (Cost $66,500,200)			67,958,331

BANK LOANS - 4.8%		Par	Value
Broadcasting - 0.2%
EW Scripps Co., Senior Secured First Lien, 10.13% (1 mo. SOFR US + 5.75%), 06/30/2028		93,083	94,266
Sinclair Television Group, Inc., Senior Secured First Lien, 8.13% (3 mo. SOFR US + 3.30%), 12/31/2029		24,937	22,662
			116,928

Cable/Satellite TV - 0.6%
Cogeco Communications USA II LP, Senior Secured First Lien, 7.41% (1 mo. SOFR US + 3.25%), 09/30/2030		196,250	196,189
Telenet Financing USD LLC, Senior Secured First Lien, 6.38% (1 mo. SOFR US + 2.00%), 04/28/2028		200,000	198,667
			394,856

Capital Goods - 0.1%
Arcline FM Holdings LLC, Senior Secured First Lien, 7.58% (6 mo. SOFR US + 3.50%), 06/24/2030		57,271	57,370

Consumer-Products - 0.3%
Recess Holdings, Inc., Senior Secured First Lien, 8.07% (3 mo. SOFR US + 3.75%), 02/20/2030		197,011	198,014

Diversified Financial Services - 0.3%
Neon Maple US Debt Mergersub, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 11/17/2031		231,394	231,693
			231,693

Food/Beverage/Tobacco - 0.5%
Flora Food Management US Corp., Senior Secured First Lien, 8.19% (SOFR + 3.75%), 01/03/2028		297,754	287,928
Sazerac Co., Inc., Senior Secured First Lien, 6.70% (1 mo. SOFR US + 2.50%), 07/09/2032		75,000	75,542
			363,470

Hotels - 0.4%
Travel + Leisure Co., Senior Secured First Lien, 13.59% (1 mo. SOFR US + 2.50%), 12/14/2029		246,264	247,142

Restaurants - 0.2%
1011778 BC ULC, Senior Secured First Lien, 5.91% (1 mo. SOFR US + 1.75%), 09/23/2030		147,755	147,447

Services - 0.2%
DXP Enterprises, Inc./TX, Senior Secured First Lien, 7.91% (1 mo. SOFR US + 3.75%), 10/07/2030		98,010	98,694
Wash Multifamily 8/25 T/L B, Senior Secured First Lien, 7.44% (1 mo. SOFR US + 3.25%), 09/10/2032		52,000	52,271
			150,965

Super Retail - 0.1%
Hanesbrands, Inc., Senior Secured First Lien, 6.91% (1 mo. SOFR US + 2.75%), 03/08/2032		99,500	100,075

Technology - 0.7%
DTI Holdco, Inc., Senior Secured First Lien, 8.16% (1 mo. SOFR US + 4.00%), 04/26/2029		196,487	175,611
Indy US Holdco LLC, Senior Secured First Lien, 6.66% (1 mo. SOFR US + 2.50%), 10/31/2030		198,504	198,349
Viavi Solutions, Inc., 7.07% (1 mo. Term SOFR + 2.50%), 06/11/2032		125,000	125,495
			499,455

Telecommunications - 0.4%
Crown Subsea Communications Holding, Inc., Senior Secured First Lien, 7.66% (1 mo. SOFR US + 3.50%), 01/30/2031		247,500	249,387
Ziggo Financing Partnership, Senior Secured First Lien, 6.88% (1 mo. SOFR US + 2.50%), 04/28/2028		50,000	49,929
			299,316

Transportation Excluding Air/Rail - 0.6%
Beacon Mobility Corp., Senior Secured First Lien, 7.25% (3 mo. SOFR US + 3.25%), 08/06/2030		225,000	226,055
First Student Bidco, Inc., Senior Secured First Lien, 6.71% (3 mo. SOFR US + 2.50%), 08/15/2030		236,756	237,230
			463,285

Utilities - 0.2%
Centuri Group, Inc., Senior Secured First Lien, 6.42% (1 mo. SOFR US + 2.25%), 07/09/2032		50,000	50,213
Long Ridge Energy T/L B (2/25), Senior Secured First Lien, 8.50% (3 mo. SOFR US + 4.50%), 02/09/2032		124,188	121,801
			172,014
TOTAL BANK LOANS (Cost $3,435,322)			3,442,030

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.7%		Shares	Value
First American Treasury Obligations Fund - Class X, 4.02% (b)		1,254,430	1,254,430
TOTAL SHORT-TERM INVESTMENTS (Cost $1,254,430)			1,254,430

TOTAL INVESTMENTS - 100.3% (Cost $71,189,952)			72,654,791
Liabilities in Excess of Other Assets - (0.3)%		(0.00256)	(185,227)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$72,469,564
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $60,992,921 or 84.2% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Muzinich Flexible U.S. High Yield Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$67,958,331	$–	$67,958,331
Bank Loans	–	3,442,030	–	3,442,030
Money Market Funds	1,254,430	–	–	1,254,430
Total Investments	$1,254,430	$71,400,361	$–	$72,654,791

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of the Flexible High Yield’s Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Corporate Bond
		Total
Balanced as of December 31, 2024	$266,063	$266,063
Acquisitions	-	-
Dispositions	(167,148)	(167,148)
Accrued discounts/premiums	-	-
Realized gain (loss)	(107,853)	(107,853)
Change in unrealized appreciation/depreciation	8,938	8,938
Transfer in and/or out of Level 3	-	-
Balanced as of September 30, 2025	$-	$-
Change in unrealized appreciation/depreciation for Level 3 investments held at September 30, 2025	$-	$-

Type of Security	Fair Value of 9/30/2025	Valuation Techniques	Unobservable Input	Input Value(s)	Impact to Valuation from an Increase in Input
Corporate Bond	$-	Broker Quote Method	Single broker quote	96.75	Increase

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board, which has established a Valuation Committee to oversee valuation techniques. The Board ratifies valuation techniques quarterly.